4. Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Property Plant and Equipment
Cost	$ 598	$ 556
Accumulated depreciation	485	447
Net book value	113	109
Office equipment [Member]
Property Plant and Equipment
Cost	60	57
Accumulated depreciation	49	46
Net book value	11	11
Computer equipment [Member]
Property Plant and Equipment
Cost	301	277
Accumulated depreciation	252	232
Net book value	49	45
Field equipment [Member]
Property Plant and Equipment
Cost	194	182
Accumulated depreciation	147	134
Net book value	47	48
Buildings [Member]
Property Plant and Equipment
Cost	43	40
Accumulated depreciation	37	35
Net book value	$ 6	$ 5